CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (3,425)	$ (1,293)	$ (1,659)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	11	3	61
Amortization	9	5	47
Stock-based compensation		1	1
Impairment loss on property, plant and equipment			109
Impairment loss on intangible assets			15
Impairment losses on prepaid licensing and royalty fees	0	0	85
Bad debt expense	7	5	24
Gain on disposal of marketable securities and investments	(125)
Loss of lawsuit contingent liabilities			96
Net changes in:
Accounts receivable	3	89	130
Prepaid expenses	(313)	25	10
Prepaid licensing and royalty fees	96	(87)	306
Prepaid pension assets	(16)	19	(29)
Other assets	(151)	(90)	(15)
Accounts payable	47	5	(40)
Accrued expenses	(80)	236	(153)
Other liabilities	(198)	(993)	(555)
Net cash used in operating activities	(4,135)	(2,075)	(1,567)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of marketable securities		(10,000)
Purchases of property, plant and equipment	(76)	(24)	(48)
Increase in intangible assets	(17)	(8)	(14)
Proceeds from disposal of marketable securities	80
Decrease (increase) in refundable deposits	(4)	(9)	(2)
Other			(9)
Net cash used in investing activities	(17)	(10,041)	(73)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net foreign currency exchange differences on cash, cash equivalents and restricted cash	(89)	(156)	88
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(4,241)	(12,272)	(1,552)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	46,002	58,274	59,826
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	41,761	$ 46,002	58,274
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income tax refund during the year	$ (2)		$ (6)